Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – January 1, 2020 at Dec. 31, 2018	$ 287	$ 24,713	$ (28,977)	$ (3,997)
Balance, shares at Dec. 31, 2018	2,875,000
Sale of 10,800,000 Units, net of underwriting discounts	$ 1,080	104,794,469		104,795,549
Sale of 10,800,000 Units, net of underwriting discounts, shares	10,800,000
Sale of 395,000 Private Units	$ 40	3,949,960		3,950,000
Sale of 395,000 Private Units, shares	395,000
Forfeiture of Founder Shares	$ (17)	17
Forfeiture of Founder Shares, shares	(175,000)
Ordinary shares subject to possible redemption	$ (1,035)	(105,502,956)		(105,503,991)
Ordinary shares subject to possible redemption, shares	(10,344,550)
Net income (loss)			1,762,447	1,762,447
Balance – December 31, 2020 at Dec. 31, 2019	$ 355	3,266,203	1,733,450	5,000,008
Balance, shares at Dec. 31, 2019	3,550,450
Change in value of Ordinary Shares subject to possible redemption	$ 10	583,677		583,687
Change in value of ordinary shares subject to possible redemption, shares	99,554
Net income (loss)			(583,689)	(583,689)
Balance – December 31, 2020 at Dec. 31, 2020	$ 365	$ 3,849,880	$ 1,149,761	$ 5,000,006
Balance, shares at Dec. 31, 2020	3,650,004